Annual Total Returns - Delaware Strategic Allocation Fund - Class A	Mar. 31, 2021
Bar Chart Table:
2011	0.08%
2012	11.32%
2013	13.88%
2014	4.20%
2015	(1.35%)
2016	5.94%
2017	13.23%
2018	(6.47%)
2019	15.84%
2020	9.96%